Basis of Preparation (Details) - EUR (€)	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Disclosure of changes in accounting estimates [line items]
Estimated rate of implicit price concessions			18.00%
Percentage of estimated variable transaction price			82.00%
Loss for the period	€ (21,644,000)	€ (5,640,000)	€ (34,553,000)	€ (24,736,000)
Loss of operations	(21,346,000)	(4,744,000)	(33,660,000)	(23,006,000)
Loss of operations resulting in operating cash outflow			(14,983,000)	(19,669,000)
Equity	37,376,000	€ 59,355,000	37,376,000	€ 59,355,000	€ 65,777,000	€ 58,922,000
Group
Disclosure of changes in accounting estimates [line items]
Loss for the period			(34,600,000)
Loss of operations			(33,700,000)
Loss of operations resulting in operating cash outflow			(15,000,000.0)
Accumulated deficit	(97,500,000)		(97,500,000)
Equity	37,400,000		37,400,000
Short term debt obligation	4,000,000.0		4,000,000.0
Financial covenants	0		0
Minimum | Group
Disclosure of changes in accounting estimates [line items]
Short term debt obligation	€ 25,700,000		€ 25,700,000